INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Disclosure of Detailed Information About Inventories	Inventories consist of the following:

	December 31, 2022	December 31, 2021
	$	$
Raw materials	135,656,954	97,094,671
Work in process	22,809,755	14,122,704
Finished goods	8,725,226	4,761,604
	167,191,935	115,978,979